Note 14 - Segments and Geographic Information (Details) - Revenue from Unaffiliated Customers by Geographic Area - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Note 14 - Segments and Geographic Information (Details) - Revenue from Unaffiliated Customers by Geographic Area [Line Items]
Revenues	$ 584	$ 17	$ 695	$ 64	$ 90	$ 152
HONG KONG
Note 14 - Segments and Geographic Information (Details) - Revenue from Unaffiliated Customers by Geographic Area [Line Items]
Revenues					43
JAPAN
Note 14 - Segments and Geographic Information (Details) - Revenue from Unaffiliated Customers by Geographic Area [Line Items]
Revenues					40	$ 152
CANADA
Note 14 - Segments and Geographic Information (Details) - Revenue from Unaffiliated Customers by Geographic Area [Line Items]
Revenues					4
Other [Member]
Note 14 - Segments and Geographic Information (Details) - Revenue from Unaffiliated Customers by Geographic Area [Line Items]
Revenues					$ 3